Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Revaluation surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance - January 1, 2022 at Dec. 31, 2020	$ 136,199	$ 34,015	$ (15,380)	$ (104,392)	$ 50,442
IfrsStatementLineItems [Line Items]
Net loss for the period				(2,922)	(2,922)
Total other comprehensive loss			(973)		(973)
Total comprehensive loss			(973)	(2,922)	(3,895)
Value of services recognized		203			203
Proceeds on issuing shares	27	(9)			18
Shares issued on exercise of RSUs and DSUs	137	(137)
Value of units recognized		562			562
Balance - March 31, 2022 at Mar. 31, 2021	136,363	34,634	(16,353)	(107,314)	47,330
Balance - January 1, 2022 at Dec. 31, 2021	138,961	34,568	(15,851)	(162,165)	(4,487)
IfrsStatementLineItems [Line Items]
Net loss for the period				(1,700)	(1,700)
Total other comprehensive loss			(736)		(736)
Total comprehensive loss			(736)	(1,700)	(2,436)
Value of services recognized		38			38
Shares issued on exercise of RSUs and DSUs	112	(112)
Value of units recognized		150			150
Balance - March 31, 2022 at Mar. 31, 2022	$ 139,073	$ 34,644	$ (16,587)	$ (163,865)	$ (6,735)